Loan Commitments and Standby Letters of Credit (Tables)	12 Months Ended
Dec. 31, 2013
Guarantees [Abstract]
Schedule of Exposure to Credit Loss for Loan Commitments and Standby Letters of Credit
The Company's maximum exposure to credit loss for loan commitments (unfunded loans and unused lines of credit, including home equity lines of credit) and standby letters of credit outstanding were as follows:

	December 31,
(in thousands)	2013	2012
Unfunded commitments of existing commercial loans	$385,674	$308,721
Unfunded commitments of existing consumer/residential loans	106,024	98,903
Standby letters of credit	37,217	34,052
Commitments to grant loans	32,077	4,862
Total	$560,992	$446,538